RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended				12 Months Ended
	Nov. 20, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue from related parties		$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000		$ 39,299,000	$ 47,512,000
Private Placement [Member]
Related Party Transaction [Line Items]
Number of stock sold, value	$ 2,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Revenue from related parties		218,000	$ 156,000	567,000		$ 550,000
Stingray [Member]
Related Party Transaction [Line Items]
Revenue from related parties					600,000		$ 500,000	700,000	$ 500,000
Other receivables		157,000		157,000	269,000			218,000
S M C B [Member]
Related Party Transaction [Line Items]
Due to related parties		776,000		$ 776,000
S M C B [Member] | Software and Software Development Costs [Member]
Related Party Transaction [Line Items]
Software support service		$ 422,000
AultAlliance Inc [Member]
Related Party Transaction [Line Items]
Other receivables								21,000
Ajesh Kapoor [Member] | Semi Cab Inc [Member]
Related Party Transaction [Line Items]
Other receivables					$ 712,000		$ 385,000
Principal amount								$ 712,000